Related Party Transactions - Balances of Receivables and Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Related Party [Abstract]
Trade receivables	¥ 1,336	¥ 1,456
Other receivables	1,841	2,612
Other payables	¥ 21,339	¥ 23,733